Derivative Liabilities (Details Narrative) - CAD ($)	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Jun. 22, 2016	Aug. 31, 2015
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative warrant liabilities outstanding			175,000		1,305
Fair value of derivative warrant liabilities					$ 281,210
Expiry date of derivative warrant liabilities			Jan. 15, 2017
Remaining life			1 month 17 days
Warrant exercise price (in dollars per share)			$ 1.50
Gain on expiry of derivative warrant liabilities			$ 281,210
Consulting Agreement [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative warrant liabilities outstanding				175,000
Warrant exercise price (in dollars per share)				$ 15.00